Cover	Jun. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 12, 2025
Entity File Number	1-41423
Entity Registrant Name	CONNEXA SPORTS TECHNOLOGIES INC.
Entity Central Index Key	0001674440
Entity Tax Identification Number	61-1789640
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	74 E. Glenwood Ave
Entity Address, Address Line Two	#320
Entity Address, City or Town	Smyrna
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19977
City Area Code	(443)
Local Phone Number	407-7564
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false